Label	Element	Value
Dreyfus Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000038403_SupplementTextBlock

October 18, 2013

DREYFUS FUNDS, INC.
Dreyfus Mid-Cap Growth Fund

Supplement to Summary Prospectus dated May 21, 2013 and
Statutory Prospectus dated May 1, 2013
As revised, May 21, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Mid-Cap Growth Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the first sentence in the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" and the second and fifth through seventh sentences in the first paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with market capitalizations within the market capitalization range of companies comprising the Russell Midcap® Growth Index (the "Index"), the fund's benchmark index. As of September 30, 2013, the market capitalization of the largest company included in the Index was approximately $27.16 billion, and the weighted average and median market capitalizations of the Index were approximately $11.36 billion and $5.88 billion, respectively. These capitalization measures vary with market changes and reconstitutions of the Index.